Investments accounted for using the equity method - share of earnings of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interests In Other Entities [Abstract]
Joint Ventures	€ 185	€ 200	€ 221
Associates	(8)	(2)	6
Other	7	10	13
Net profit (loss)	€ 184	€ 208	€ 240